Goodwill and Intangible Assets - Schedule of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 231,390	$ 225,326
Accumulated Amortization	(66,032)	(53,812)
Net	165,358	171,514
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	15 years
Gross Carrying Amount	188,854	210,546
Accumulated Amortization	(56,782)	(49,713)
Net	132,072	160,833
Manufacturing Capacity Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	6 years
Gross Carrying Amount	23,095
Accumulated Amortization	(2,809)
Net	20,286
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years
Gross Carrying Amount	13,177	11,034
Accumulated Amortization	(6,441)	(4,099)
Net	6,736	6,935
Software in Development [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,000	3,746
Net	6,000	3,746
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	264
Net	$ 264